Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.8% of net assets
ALABAMA 1.1%
Birmingham
GO Bonds Series 2013A	5.00%	03/01/43 (a)	500,000	547,845
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19	125,000	127,110
RB (Noland Health Services) Series 2012A	5.00%	12/01/20	900,000	945,198
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,143,880
Univ of Montevallo
RB Series 2017	5.00%	05/01/25	465,000	548,058
RB Series 2017	5.00%	05/01/26	200,000	241,022
RB Series 2017	5.00%	05/01/27	250,000	306,983
RB Series 2017	5.00%	05/01/42 (a)	2,650,000	3,101,825
				7,961,921
ALASKA 0.4%
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,207,552
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,912,848
				3,120,400
ARIZONA 0.4%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,079,110
Pima Cnty
GO Bonds Series 2012A	4.00%	07/01/22	140,000	150,863
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	752,122
Refunding COP Series 2014	4.00%	07/01/23	700,000	765,436
				2,747,531
ARKANSAS 1.4%
Cabot
Sales & Use Tax Refunding & RB Series 2013	2.55%	06/01/43 (a)	115,000	114,992

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	768,950
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	590,442
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	605,000	615,091
Rogers
Sales & Use Tax Bonds Series 2015	2.13%	11/01/29 (a)	210,000	212,843
Sales & Use Tax Improvement Bonds Series 2018B	3.25%	11/01/43 (a)	3,850,000	4,008,273
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	1,000,000	1,039,490
Springdale
Sales Tax & Use Refunding & RB Series 2018	3.00%	04/01/43 (a)	2,870,000	2,930,787
				10,280,868
CALIFORNIA 9.6%
ABAG Finance Auth
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19	1,000,000	1,002,750
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	694,509
California
GO Bonds	5.00%	08/01/24	1,000,000	1,182,830
GO Bonds	5.00%	02/01/26 (a)	2,655,000	2,997,389
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,111,810
GO Bonds	5.00%	10/01/28	5,000,000	6,470,250
GO Bonds	5.00%	04/01/32	2,500,000	3,392,725
GO Bonds	5.00%	09/01/34 (a)	3,930,000	4,753,649
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	714,396
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27 (a)(b)(c)	2,005,000	2,076,538
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	504,499
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	680,976
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,159,460
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,240,102
Inglewood USD
GO Bonds Series A	5.25%	08/01/27 (a)	125,000	140,989
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	485,496
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	66,770
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19	2,290,000	2,290,000
Los Angeles Cnty Metropolitan Transportation Auth
Sr Sales Tax Refunding RB Series 2012B	5.00%	07/01/25 (a)	1,340,000	1,494,033
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,081,140
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,529,201
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,176,760
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	3,000,000	3,458,310

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Palo Alto
COP (California Avenue Parking Garage) Series 2019A	5.00%	11/01/44 (a)	3,465,000	4,205,505
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/39 (a)(d)	1,750,000	875,473
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	694,734
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	383,760
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	885,955
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32 (a)(b)	3,530,000	3,660,045
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	600,880
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	624,166
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (d)	1,250,000	923,575
GO Bonds Series 2010C	0.00%	07/01/32 (d)	1,500,000	1,061,955
GO Bonds Series 2010C	0.00%	07/01/33 (d)	1,000,000	686,560
GO Bonds Series 2010C	0.00%	07/01/34 (d)	1,550,000	1,028,161
GO Bonds Series 2010C	0.00%	07/01/35 (d)	1,300,000	831,753
San Francisco CCD
GO Bonds Series 2010D	5.00%	06/15/29 (a)	1,000,000	1,035,550
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,117,500
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	5.00%	09/01/20	2,195,000	2,299,965
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	674,690
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	430,538
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,252,061
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	342,960
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	351,975
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	601,425
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20	1,260,000	1,283,902
				69,557,670
COLORADO 1.3%
Aspen
COP Series 2019	5.00%	12/01/44 (a)(e)	1,750,000	2,136,155
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	393,581
COP Series 2015	5.00%	12/01/25 (a)	500,000	524,775
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	500,000	624,635
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	622,495

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Colorado Health Facilities Auth
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/19	400,000	400,000
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)	1,250,000	1,470,325
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21	1,900,000	1,975,715
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(d)	500,000	352,210
Dedicated Tax RB Series 2018A-2	0.00%	08/01/32 (a)(d)	300,000	201,888
Dedicated Tax RB Series 2018A-2	0.00%	08/01/37 (a)(d)	1,000,000	524,760
Dedicated Tax RB Series 2018A-2	0.00%	08/01/38 (a)(d)	760,000	380,266
				9,606,805
CONNECTICUT 1.0%
Connecticut
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,507,338
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)	2,000,000	2,432,360
GO Bonds Series 2019A	5.00%	11/01/35 (a)	1,000,000	1,212,960
GO Bonds Series 2019A	5.00%	11/01/36 (a)	1,000,000	1,209,760
				7,362,418
DELAWARE 0.1%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	585,000	593,670
DISTRICT OF COLUMBIA 0.2%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27 (a)(c)	300,000	305,715
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30 (a)	1,210,000	1,250,801
				1,556,516
FLORIDA 4.2%
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,612,605
Hillsborough Cnty SD
Refunding COP Series 2010A	5.00%	07/01/24 (a)	2,235,000	2,317,092
Sales Tax Refunding RB Series 2015B	5.00%	10/01/23	2,000,000	2,285,500
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,433,350
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	960,000	1,156,800
Lee Memorial Health System
Hospital Refunding RB Series 2019A-1	4.00%	04/01/37 (a)	2,000,000	2,189,440
Martin Cnty Health Facilities Auth
Hospital RB (Martin Memorial Medical Center) Series 2015	5.00%	11/15/23 (b)	1,500,000	1,724,340
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	107,791
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	166,244
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	465,352
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	289,948

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Miami-Dade Cnty
Aviation RB Series 2010A	5.50%	10/01/26 (a)(b)	4,690,000	4,939,555
Rickenbacker Causeway RB Series 2014	5.00%	10/01/25 (a)	810,000	936,433
Rickenbacker Causeway RB Series 2014	5.00%	10/01/35 (a)	575,000	646,909
Miami-Dade Cnty Educational Facilities Auth
Refunding & RB (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	1,150,000	1,318,256
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	605,847
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,895,301
Toll System RB Series 2014A	5.00%	07/01/24	625,000	723,862
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22	800,000	885,120
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/20	150,000	156,602
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	187,999
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	536,468
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	397,810
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,755,534
				30,734,158
HAWAII 1.1%
Hawaii
GO Bonds Series 2019FW	5.00%	01/01/25	5,000,000	5,942,600
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	335,000	341,774
Univ of Hawaii
Univ RB Series 2017B	3.00%	10/01/28 (a)	1,000,000	1,084,020
Univ RB Series 2017D	3.00%	10/01/27	500,000	542,780
				7,911,174
IDAHO 0.9%
Ada & Canyon Cntys Jt SD #3
GO Bonds Series 2017B	5.00%	09/15/34 (a)(f)	1,055,000	1,271,739
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (e)(f)	450,000	554,895
GO Bonds Series 2019A	5.00%	09/15/27 (e)(f)	400,000	502,452
GO Bonds Series 2019A	5.00%	09/15/28 (e)(f)	425,000	542,751
GO Bonds Series 2019A	5.00%	09/15/29 (a)(e)(f)	400,000	514,140
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/21 (c)(f)	1,835,000	1,937,393
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (c)(f)	695,000	750,968
Univ of Idaho
General RB Series 2014	5.00%	04/01/21	350,000	372,421
General RB Series 2014	5.00%	04/01/24 (a)	200,000	218,364
				6,665,123

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
ILLINOIS 5.0%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	522,760
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,950,162
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,000,000	1,175,290
Chicago
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,046,082
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,281,874
OHare PFC Refunding RB Series 2012A	5.00%	01/01/31 (a)(c)	4,950,000	5,346,000
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,206,160
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,220,610
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,415,331
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,990,725
Illinois
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,713,675
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,700,250
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	597,890
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/49 (a)	1,000,000	1,189,840
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	709,782
RB (OSF Healthcare) Series 2015A	5.00%	11/15/23	700,000	796,803
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	600,000	697,092
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,098,432
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,515,455
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	823,620
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	471,404
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,535,594
				36,004,831
INDIANA 0.5%
Indiana Finance Auth
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/21	125,000	131,399
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/22	320,000	345,011
Educational Facilities RB (Butler Univ) Series 2014	5.00%	02/01/23	380,000	420,679
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22	700,000	754,145
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,840,000	1,988,838
				3,640,072
IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25 (a)(b)	570,000	590,742

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
KANSAS 1.7%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	305,955
GO Bonds Series 2017	5.00%	09/01/27	450,000	560,984
GO Bonds Series 2017	5.00%	09/01/36 (a)	880,000	1,045,238
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	430,061
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	456,576
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	499,558
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	502,494
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	250,000	281,325
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/41 (a)	500,000	548,965
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	750,000	918,435
GO Bonds Series 2018A	5.00%	09/01/27	800,000	997,304
GO Bonds Series 2018A	5.00%	09/01/31 (a)	3,075,000	3,749,101
Leavenworth Cnty USD #458
GO Bonds Series 2018	5.00%	09/01/33 (a)	400,000	483,036
GO Bonds Series 2018	5.00%	09/01/34 (a)	650,000	782,171
GO Bonds Series 2018	5.00%	09/01/35 (a)	900,000	1,079,631
				12,640,834
KENTUCKY 0.3%
Kentucky
COP 2015	4.00%	06/15/24	400,000	440,116
COP 2015	5.00%	06/15/25	400,000	472,288
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20	1,210,000	1,258,424
				2,170,828
LOUISIANA 0.6%
Louisiana Public Facilities Auth
Refunding RB (Loyola Univ) Series 2017	0.00%	10/01/19 (d)	750,000	744,120
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	848,288
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/23	350,000	390,670
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	1,000,000	1,209,930
New Orleans
Sewerage Service Refunding RB Series 2014	5.00%	06/01/20	550,000	568,546
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21	400,000	425,256
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	273,347
				4,460,157
MARYLAND 3.3%
Baltimore
Water RB Series 2013A	5.00%	07/01/19	750,000	752,002
Water RB Series 2013A	5.00%	07/01/20	150,000	155,675
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	9,080,000	11,114,192
GO Bonds Series 2019	5.00%	03/15/27	5,000,000	6,256,400

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Auth
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,121,410
Prince Georges Cnty
GO Bonds Series 2017A	3.00%	09/15/27	330,000	360,268
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	359,155
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	630,817
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	761,113
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,673,762
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	605,076
				23,789,870
MASSACHUSETTS 3.1%
Massachusetts
GO Refunding Bonds Series 2019A	5.00%	01/01/27	5,000,000	6,225,200
Massachusetts Development Finance Agency
RB (Atrius Health) Series 2019A	5.00%	06/01/39 (a)	2,500,000	2,949,875
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,254,450
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	340,000	404,430
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	1,100,000	1,280,697
RB (Northeastern Univ) Series 2018A	5.00%	10/01/32 (a)	495,000	616,037
RB (Northeastern Univ) Series 2018A	5.00%	10/01/33 (a)	375,000	465,472
RB (SABIS International Charter School) Series 2015	4.00%	04/15/20	170,000	172,309
RB (SABIS International Charter School) Series 2015	5.00%	04/15/25	500,000	545,475
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,373,484
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	2,490,000	2,574,013
S/F Housing RB Series 203	4.50%	12/01/48 (a)	2,000,000	2,186,800
Massachusetts Turnpike Auth
RB Series 1993A	5.00%	01/01/20 (b)	115,000	117,388
				22,165,630
MICHIGAN 2.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	710,640
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,416,353
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,860,084
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,239,238
Michigan Finance Auth
Hospital RB (Henry Ford Health System) Series 2019A	5.00%	11/15/48 (a)	1,000,000	1,188,470
Hospital RB (Henry Ford Health System) Series 2019A	4.00%	11/15/50 (a)	1,500,000	1,613,220
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/26 (a)	840,000	926,680
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/27 (a)	585,000	643,564
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/28 (a)	535,000	588,222
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/29 (a)	590,000	645,956
Limited Obligation Refunding RB (College for Creative Studies) Series 2015	5.00%	12/01/30 (a)	400,000	436,420
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	2,095,000	2,193,779
Michigan Trunk Line Fund
Refunding Bonds Series 2009	5.00%	11/01/22 (a)	215,000	218,111

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	632,786
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	717,325
				15,030,848
MINNESOTA 1.9%
Hastings ISD #200
GO Bonds Series 2018A	0.00%	02/01/32 (a)(d)(f)	1,000,000	694,320
GO Bonds Series 2018A	0.00%	02/01/33 (a)(d)(f)	1,000,000	665,630
Independent SD #709
Refunding COP Series 2019C	5.00%	02/01/24 (f)	400,000	452,044
Refunding COP Series 2019C	5.00%	02/01/25 (f)	375,000	432,577
Refunding COP Series 2019C	5.00%	02/01/26 (f)	400,000	469,376
Refunding COP Series 2019C	5.00%	02/01/28 (f)	700,000	845,096
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/19	500,000	502,320
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/20	600,000	613,944
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	416,352
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	3,500,000	4,219,880
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/29	275,000	347,903
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	497,376
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	309,300
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	431,407
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/40 (a)	1,000,000	1,214,120
Minnetonka ISD #276
GO Refunding Bonds Series 2013H	4.00%	02/01/22 (f)	860,000	917,981
Univ of Minnesota
General RB Series 2011D	5.00%	12/01/20 (b)	220,000	231,550
General RB Series 2011D	5.00%	12/01/21 (b)	425,000	461,898
				13,723,074
MISSISSIPPI 0.7%
Mississippi Development Bank
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/25	1,000,000	1,190,910
Special Obligation Bonds (Jackson Public SD) Series 2018	5.00%	10/01/26	590,000	717,405
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40 (a)	1,900,000	2,263,185
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28 (a)	690,000	764,258
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	310,000	317,973
				5,253,731
MISSOURI 3.3%
Boone Cnty
Refunding RB (Boone Hospital Center) Series 2016	5.00%	08/01/19	500,000	502,245
Butler Cnty SD R1
Lease Participation Certificates Series 2014	4.00%	03/01/21	100,000	104,298
Lease Participation Certificates Series 2014	5.00%	03/01/23	150,000	167,726

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Independence SD
Refunding Bonds 2017	5.50%	03/01/33 (a)(f)	1,000,000	1,250,210
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(f)	5,000,000	6,482,650
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(f)	2,500,000	3,331,475
Kansas City Sanitary Sewer
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	650,000	800,306
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	428,158
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,186,920
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,242,780
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,082,197
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/30 (a)	500,000	543,175
RB (St Louis College of Pharmacy) Series 2015B	5.00%	05/01/34 (a)	500,000	537,070
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,390,000	1,481,337
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,405,000	2,607,693
				23,748,240
MONTANA 0.3%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,740,000	1,860,408
NEBRASKA 1.2%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28 (c)	5,000,000	5,334,000
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	1,945,000	1,979,796
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)	250,000	267,185
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)	275,000	293,351
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)	500,000	530,920
				8,405,252
NEVADA 0.3%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/20	500,000	518,340
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	697,080
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	724,451
				1,939,871
NEW HAMPSHIRE 0.1%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19	180,000	180,000
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38 (a)(b)	400,000	402,856
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	275,000	281,402
				864,258

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEW JERSEY 1.8%
Atlantic City
Tax Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	227,912
Tax Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	350,040
Tax Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	304,620
Dumont
GO Refunding Bonds Series 2016	3.00%	07/15/22	400,000	417,524
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	681,247
Gloucester Cnty Improvement Auth
County Guaranteed Refunding RB Series 2012	4.00%	12/01/21	355,000	376,584
County Guaranteed Refunding RB Series 2012	4.00%	12/01/22	480,000	520,162
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/21	205,000	215,929
New Jersey Economic Development Auth
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	3,000,000	3,413,760
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19 (b)	2,250,000	2,269,125
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2018A	5.00%	12/15/33 (a)	2,000,000	2,334,160
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,471,737
Passaic Cnty Improvement Auth
Governmental Loan RB Series 2015	5.00%	08/01/24	505,000	590,456
				13,173,256
NEW MEXICO 0.3%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,980,000	2,121,728
NEW YORK 15.2%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	297,445
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	351,207
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/30 (a)	195,000	224,827
Dutchess Cnty Local Development Corp
RB (Culinary Institute of America) Series 2018	5.00%	07/01/25	970,000	1,139,701
RB (Culinary Institute of America) Series 2018	5.00%	07/01/31 (a)	1,170,000	1,416,484
RB (Culinary Institute of America) Series 2018	5.00%	07/01/34 (a)	1,390,000	1,662,871
East Rockaway
GO Refunding Bonds Series 2016	3.00%	07/15/22	300,000	314,544
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/19	125,000	126,760
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2012A	5.00%	11/15/25 (a)	7,500,000	8,411,100
Transportation RB Series 2019A	4.00%	02/03/20	5,320,000	5,409,216
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	532,650
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23	535,000	600,853
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24	425,000	488,882
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	1,000,000	1,150,670
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	286,888

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,783,058
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,200,000	1,333,632
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22	2,520,000	2,764,717
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	1,120,000	1,267,134
GO Bonds Fiscal 2017 Series B1	5.00%	12/01/35 (a)	2,165,000	2,600,641
GO Bonds Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,508,900
GO Bonds Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,264,050
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,452,880
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,832,400
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20 (a)	200,000	206,788
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)(c)	5,535,000	5,839,259
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,700,000	3,122,442
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,711,360
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/38 (a)	5,065,000	6,021,323
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,257,650
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,177,175
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,240,160
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	182,594
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,004,791
RB (Catholic Health System) Series 2019A	4.00%	07/01/39 (a)	100,000	108,330
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,105,484
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19	1,370,000	1,373,576
Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,314,274
Sales Tax RB Series 2017A	5.00%	03/15/35 (a)	11,575,000	13,986,998
State Personal Income Tax RB Series 2017B	5.00%	02/15/38 (a)	1,445,000	1,735,098
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,462,071
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	6,181,050
New York State Thruway Auth
General RB Series I	5.00%	01/01/20	500,000	510,560
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,259,072
Triborough Bridge & Tunnel Auth
General RB Series 2019A	5.00%	11/15/49 (a)	4,000,000	4,886,080
Utility Debt Securitization Auth
RB Series 2016A	5.00%	06/15/26 (a)	410,000	479,930
				110,387,575
NORTH CAROLINA 3.0%
Guilford Cnty
GO Bonds Series 2017B	5.00%	05/01/28 (a)	6,455,000	8,104,704
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/24	500,000	571,445
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	582,450
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,054,500
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,162,520
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,605,000	1,853,325
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,435,000	1,651,341

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28 (a)	220,000	223,252
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21 (c)	5,000,000	5,393,200
				21,596,737
NORTH DAKOTA 0.4%
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	263,100
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	537,165
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,718,624
				2,518,889
OHIO 0.9%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	1,000,000	1,198,240
Cleveland-Cuyahoga Cnty Port Auth
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/24	1,110,000	1,278,209
Development RB (Cleveland State Univ) Series 2014	5.00%	08/01/44 (a)	1,955,000	1,963,778
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23	500,000	557,275
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	500,000	571,990
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25 (a)	1,000,000	1,143,470
				6,712,962
OKLAHOMA 0.3%
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	807,140
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,134,400
				1,941,540
OREGON 4.8%
Astoria SD #1C
GO Bonds Series 2019A	0.00%	06/15/39 (a)(d)(f)	1,000,000	478,870
GO Bonds Series 2019A	0.00%	06/15/40 (a)(d)(f)	1,000,000	455,480
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(f)	2,920,000	3,533,726
Clatsop Cnty SD
GO Bonds Series 2019A	0.00%	06/15/35 (a)(d)(f)	1,000,000	583,290
GO Bonds Series 2019A	0.00%	06/15/37 (a)(d)(f)	1,000,000	529,040
GO Bonds Series 2019A	0.00%	06/15/40 (a)(d)(f)	1,000,000	453,200
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,625,000	1,744,665
Campus Refunding & RB (Pacific Univ) Series 2014A	5.00%	05/01/40 (a)	3,985,000	4,221,271
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/22	90,000	97,008
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/23	170,000	187,077
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	350,000	392,602
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	395,000	450,798

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/33 (a)(d)(f)	200,000	131,662
GO Bonds Series 2019	0.00%	06/15/34 (a)(d)(f)	400,000	252,940
GO Bonds Series 2019	0.00%	06/15/35 (a)(d)(f)	450,000	272,687
GO Bonds Series 2019	0.00%	06/15/36 (a)(d)(f)	500,000	290,185
GO Bonds Series 2019	0.00%	06/15/37 (a)(d)(f)	500,000	277,780
North Marion SD #15
GO Bonds Series 2018A	0.00%	06/15/38 (a)(d)(f)	1,000,000	490,400
GO Bonds Series 2018A	0.00%	06/15/40 (a)(d)(f)	1,000,000	444,590
GO Bonds Series 2018A	0.00%	06/15/41 (a)(d)(f)	1,565,000	663,090
GO Bonds Series 2018B	5.00%	06/15/32 (a)(f)	350,000	432,537
GO Bonds Series 2018B	5.00%	06/15/34 (a)(f)	750,000	921,157
Oregon
GO Bonds Series 2019A	5.00%	05/01/27	5,000,000	6,269,000
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,138,200
Refunding RB (Samaritan Health Services) Series 2016A	5.00%	10/01/32 (a)	1,250,000	1,423,937
Oregon Health Sciences Univ
RB Series 2017A	4.00%	07/01/46 (a)	1,260,000	1,379,839
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(d)(f)	1,000,000	649,320
Port Morrow
LT GO Bonds Series 2016	5.00%	12/01/30 (a)	330,000	367,010
LT GO Bonds Series 2016	5.00%	12/01/31 (a)	375,000	415,837
LT GO Bonds Series 2016	5.00%	12/01/36 (a)	1,155,000	1,269,160
Seaside
Transient Lodgings Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,251,406
St. Helens SD #502
GO Bonds Series 2017	5.00%	06/15/33 (a)(f)	1,340,000	1,628,261
				35,096,025
PENNSYLVANIA 1.9%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28	2,635,000	3,039,999
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	1,070,000	1,209,785
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	873,783
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	1,505,000	1,748,419
Pennsylvania Higher Educational Facilities Auth
RB (Duquesne Univ) Series 2019A	4.00%	03/01/37 (a)	500,000	553,910
RB (Duquesne Univ) Series 2019A	5.00%	03/01/38 (a)	675,000	818,788
Pennsylvania Intergovernmental Coop Auth
Philadelphia Special Tax Refunding RB Series 2010	5.00%	06/15/20	1,070,000	1,109,494
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	886,870
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,214,940
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	616,775
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	375,525
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	310,672
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	365,202

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	388,203
				13,512,365
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	835,000	856,426
SOUTH CAROLINA 0.5%
Greenwood Cnty
Hospital Facilities Refunding RB (Self Regional Healthcare) Series 2017	4.00%	10/01/36 (a)	1,405,000	1,515,124
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	889,136
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,163,020
				3,567,280
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	300,000	323,166
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	500,000	538,610
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	166,115
				1,027,891
TENNESSEE 0.6%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	503,028
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	684,510
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,085,859
Memphis
GO Refunding Bonds Series 2011	5.00%	05/01/20	2,000,000	2,065,280
				4,338,677
TEXAS 7.7%
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(f)	200,000	240,458
Arlington ISD
ULT GO Bonds Series 2011A	5.00%	02/15/36 (a)(b)(c)(f)	3,650,000	3,741,797
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (f)	170,000	198,971
Centerville ISD
ULT GO Bonds Series 2014	5.00%	08/15/39 (a)(b)	780,000	785,569
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,287,341
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,764,629
Dallas Cnty
Revenue Certificates of Obligation Series 2016	5.00%	08/15/27 (a)	3,365,000	4,124,851
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,508,863
Airport Refunding RB Series 2012B	5.00%	11/01/22 (a)	1,245,000	1,307,922

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Deer Park ISD
ULT GO Bonds Series 2018	5.00%	08/15/33 (a)(f)	730,000	871,445
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(f)	930,000	995,444
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(f)	400,000	471,296
Fort Bend Cnty
ULT GO Road & Refunding Bonds Series 2018	5.00%	03/01/31 (a)	500,000	606,760
Garland ISD
ULT GO Refunding Bonds Series 2012A	3.00%	02/15/23 (a)(f)	1,525,000	1,526,586
Godley ISD
ULT GO Refunding Bonds Series 2015	5.00%	02/15/24 (f)	1,505,000	1,737,357
Gonzales ISD
ULT GO Bonds Series 2014	5.00%	02/01/23 (f)	205,000	229,180
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20	1,750,000	1,818,688
Midland ISD
ULT GO Refunding Bonds Series 2011	4.00%	02/15/20 (f)	860,000	875,566
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A	5.00%	08/15/30 (a)	1,000,000	1,217,050
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	538,540
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,903,770
Plano
GO Refunding Bonds Series 2011	5.00%	09/01/21	575,000	620,092
Rockwall ISD
ULT GO Refunding Bonds Series 2012	5.00%	02/15/20 (f)	185,000	189,627
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(b)	90,000	93,689
ULT GO Refunding Bonds Series 2012	5.00%	02/15/22 (a)(f)	360,000	375,142
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(f)	445,000	534,102
Sunnyvale ISD
ULT GO Bonds Series 2011	3.00%	02/15/20 (f)	110,000	111,231
ULT GO Bonds Series 2011	5.00%	02/15/22 (a)(f)	120,000	127,226
Texas
GO Bonds Series 2019A	5.00%	08/01/26	2,510,000	3,087,400
TRAN Series 2018	4.00%	08/29/19	7,245,000	7,288,542
Texas City ISD
ULT Refunding Bonds Series 2019	5.00%	08/15/27 (e)(f)	3,700,000	4,627,849
ULT Refunding Bonds Series 2019	5.00%	08/15/28 (e)(f)	2,710,000	3,443,624
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	2,000,000	2,225,500
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,495,000	1,645,517
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	215,000	222,654
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	2,000,000	2,182,900
Tomball ISD
ULT GO Bonds Series 2011	5.00%	02/15/21 (f)	150,000	159,050
				55,686,228

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
UTAH 0.3%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	424,555
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	499,175
Utah Charter School Financing Auth
RB (Utah Charter Academies) Series 2015A	4.00%	10/15/40 (a)	1,250,000	1,312,588
				2,236,318
VERMONT 1.3%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)	860,000	880,872
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	1,085,000	1,147,854
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	5,000,000	5,323,550
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	2,000,000	2,207,540
				9,559,816
VIRGINIA 0.2%
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)	220,000	239,373
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (f)	1,145,000	1,208,800
				1,448,173
WASHINGTON 3.6%
Bainbridge Island SD #303
ULT GO Bonds Series 2018	5.00%	12/01/36 (a)(f)	1,195,000	1,449,822
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,958,124
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	810,294
La Center SD #101
ULT GO Bonds 2018	5.00%	12/01/32 (a)(f)	1,000,000	1,232,300
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	2,000,000	2,280,020
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(f)	1,000,000	1,237,270
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(f)	1,000,000	1,229,960
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(f)	1,250,000	1,530,137
Ocosta SD #172
ULT GO Bonds 2013	3.13%	12/01/20 (f)	65,000	66,591
ULT GO Bonds 2013	5.00%	12/01/23 (f)	340,000	391,275
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(f)	2,880,000	3,479,501
Washington
Motor Vehicle Fuel Tax GO Bonds Series 2019D	5.00%	06/01/26	4,820,000	5,925,274
Motor Vehicle Tax GO Bonds Series 2014E	5.00%	02/01/31 (a)	2,010,000	2,297,973
Whidbey Island Public Hospital District
ULT GO Bonds 2013	5.00%	12/01/19	745,000	756,138
ULT GO Bonds 2013	5.00%	12/01/20	720,000	750,132

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
ULT GO Bonds 2013	5.00%	12/01/22	460,000	504,036
				25,898,847
WEST VIRGINIA 0.9%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/35 (a)	1,400,000	1,655,178
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,645,728
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/43 (a)	1,800,000	2,080,260
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	4.13%	01/01/47 (a)	1,375,000	1,441,041
				6,822,207
WISCONSIN 0.7%
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,150,540
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,173,215
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	216,252
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,161,894
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,168,970
				4,870,871
Total Fixed-Rate Obligations
(Cost $628,610,418)				657,760,711

Variable-Rate Obligations 9.7% of net assets
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	3.27%	02/01/48 (a)	3,000,000	3,107,880
CALIFORNIA 3.2%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(g)	3,000,000	3,064,140
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(g)	3,000,000	3,179,910
California
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.80%	12/01/27 (a)(c)	6,000,000	6,006,600
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.85%	12/01/29 (a)	5,500,000	5,519,195
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.79%	12/01/35 (a)	5,000,000	5,001,250
				22,771,095
GEORGIA 0.7%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	1.99%	08/01/48 (a)	5,000,000	4,955,400

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
IOWA 1.1%
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2	2.43%	02/15/39 (a)(f)(h)	6,450,000	6,450,000
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(f)(g)	1,500,000	1,761,510
				8,211,510
MICHIGAN 0.6%
Univ of Michigan
General RB Series 2012E
(SIFMA Municipal Swap Index + 0.27%)	2.57%	04/01/33 (a)	3,970,000	3,954,676
MONTANA 0.9%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	1.97%	08/15/37 (a)	3,295,000	3,291,870
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	1.87%	11/15/35 (a)	3,370,000	3,371,584
				6,663,454
NEW YORK 0.1%
New York City
GO Bonds Fiscal 2012 Series G6	2.32%	04/01/42 (a)(f)(h)	580,000	580,000
OREGON 0.9%
Corvallis SD #509J
GO Bonds Series 2018A	0.00%	06/15/38 (a)(f)(i)	1,000,000	1,151,320
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(g)	3,000,000	3,072,240
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(f)(i)	340,000	344,230
GO Bonds Series 2017	0.00%	06/15/30 (a)(f)(i)	300,000	301,671
GO Bonds Series 2017	0.00%	06/15/31 (a)(f)(i)	300,000	299,817
GO Bonds Series 2017	0.00%	06/15/32 (a)(f)(i)	350,000	348,533
GO Bonds Series 2017	0.00%	06/15/33 (a)(f)(i)	520,000	516,230
GO Bonds Series 2017	0.00%	06/15/34 (a)(f)(i)	350,000	344,767
GO Bonds Series 2017	0.00%	06/15/35 (a)(f)(i)	410,000	400,923
				6,779,731
SOUTH CAROLINA 0.3%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27 (a)(g)	2,090,000	2,121,266
TEXAS 0.9%
Corpus Christi ISD
ULT School Building GO Series 2017A	2.00%	08/15/47 (a)(f)(g)	1,000,000	1,000,910

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(g)	5,000,000	5,202,800
				6,203,710
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(g)	3,000,000	3,037,500
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	2.07%	08/15/54 (a)	1,700,000	1,706,970
Total Variable-Rate Obligations
(Cost $69,310,316)				70,093,192
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(d)	Zero coupon bond.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)	Credit-enhanced or liquidity-enhanced.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HFA –	Housing finance agency/authority
HSD –	High school district
IDA –	Industrial development agency/authority
ISD –	Independent school district
LT –	Limited tax
PFC –	Passenger facility charge
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
TRAN –	Tax and revenue anticipation note
ULT –	Unlimited tax
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$657,760,711	$—	$657,760,711
Variable-Rate Obligations[1]	—	70,093,192	—	70,093,192
Total	$—	$727,853,903	$—	$727,853,903
[1]	As categorized in Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 90.0% of net assets
CALIFORNIA 90.0%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20 (a)(b)	1,505,000	1,546,839
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20	530,000	549,986
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (c)	2,160,000	2,468,340
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	385,941
Refunding RB Series 2015	5.00%	09/02/23	575,000	661,497
Refunding RB Series 2015	5.00%	09/02/25	690,000	831,588
Anaheim Housing & Public Improvement Auth
Water System RB Series 2016A	5.00%	10/01/41 (c)	1,000,000	1,076,820
Water System RB Series 2016A	5.00%	10/01/46 (c)	2,150,000	2,314,303
Anaheim Public Financing Auth
Lease RB Series 2014A	5.00%	05/01/21	105,000	112,670
Lease RB Series 2014A	5.00%	05/01/22	375,000	415,496
Lease RB Series 2014A	5.00%	05/01/23	250,000	285,675
Lease RB Series 2014A	5.00%	05/01/25 (c)	950,000	1,118,150
Antelope Valley CCD
GO Bonds Series A	5.25%	08/01/42 (c)	750,000	906,652
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (c)	650,000	770,471
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (d)	555,000	486,546
GO Bonds Series 2017	0.00%	08/01/34 (c)(d)	8,060,000	4,885,569
California
GO Bonds	5.00%	11/01/24 (c)	750,000	789,307
GO Bonds	5.00%	04/01/25	5,000,000	6,013,200
GO Bonds	5.00%	09/01/25 (c)	2,315,000	2,663,014
GO Bonds	5.00%	11/01/25 (a)(c)	80,000	84,170
GO Bonds	5.00%	04/01/29	5,000,000	6,522,150
GO Bonds	5.00%	04/01/32	2,500,000	3,392,725
GO Bonds	6.00%	11/01/35 (a)(c)	4,190,000	4,270,029
GO Bonds	5.00%	09/01/36 (c)	2,435,000	2,694,230
GO Bonds	5.00%	09/01/42 (c)	2,000,000	2,205,560
GO Bonds Series CQ	4.00%	12/01/47 (c)	4,870,000	5,181,339

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Refunding Bonds	5.00%	09/01/21	655,000	709,548
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,464,370
GO Refunding Bonds	5.25%	10/01/32 (a)(c)	1,960,000	2,129,168
GO Refunding Bonds Series 2016	5.00%	09/01/29 (c)	1,290,000	1,585,887
GO Refunding Bonds Series 2017	5.00%	08/01/32 (c)	2,000,000	2,421,680
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (c)	1,250,000	1,501,500
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24 (a)	2,000,000	2,423,140
California Health Facilities Financing Auth
Insured RB (Casa Milagro) Series 2011A	5.25%	02/01/20 (a)(b)	145,000	148,808
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (b)	175,000	199,943
RB (Providence Health & Services) Series 2014A	5.00%	10/01/21	700,000	760,921
RB (Sutter Health) Series 2018A	5.00%	11/15/33 (c)	1,000,000	1,230,400
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (b)	375,000	420,596
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/23 (b)	100,000	115,368
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (b)(c)	200,000	237,328
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (b)(c)	800,000	941,096
California Infrastructure & Economic Development Bank
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (c)	1,635,000	1,896,142
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20 (e)	245,000	253,742
RB (Univ of Southern California) Series 2010	5.00%	12/01/19	470,000	479,010
RB (Univ of Southern California) Series 2010	3.25%	12/01/21 (c)	750,000	772,050
RB (Univ of Southern California) Series 2010	5.00%	12/01/23 (c)	670,000	706,662
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (c)	4,130,000	4,585,539
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (c)	250,000	302,423
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (c)	330,000	397,439
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (c)	350,000	418,495
California Municipal Finance Auth
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	788,463
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,362,163
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (c)	1,000,000	1,234,130
RB (Univ of the Pacific) Series 2016	5.00%	11/01/41 (c)	600,000	626,994
RB (Univ of the Pacific) Series 2016	5.00%	11/01/48 (c)	1,000,000	1,044,150
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	305,000	363,831
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/27	860,000	1,065,523
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/28 (c)	520,000	642,949
Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (b)	360,000	442,364
Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (b)	350,000	438,886
Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (b)(c)	1,040,000	1,250,787
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	725,034
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (c)	1,450,000	1,724,891
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (b)(c)	250,000	314,503
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (b)(c)	575,000	708,814
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (b)(c)	250,000	305,723
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (b)(c)	250,000	303,358
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/20	250,000	258,893
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	434,895
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (c)	425,000	483,633
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (c)	1,000,000	1,108,780
RB (Sharp Healthcare) Series 2017A	5.00%	08/01/47 (c)	2,110,000	2,495,202

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26 (c)(e)	1,000,000	1,098,610
Lease RB Series 2011C	5.75%	10/01/31 (c)	1,000,000	1,095,940
Lease RB Series 2011D	5.00%	12/01/22 (c)	650,000	707,694
Lease RB Series 2012A	5.00%	04/01/23 (c)	1,850,000	2,034,426
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,183,910
Lease Refunding RB Series 2017H	5.00%	04/01/32 (c)	1,000,000	1,220,510
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	292,284
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	318,747
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	215,882
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	188,574
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (c)	590,000	685,574
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (c)	1,700,000	2,028,474
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (c)	1,600,000	1,893,584
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (c)	2,765,000	3,257,502
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (c)	800,000	949,360
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (c)	700,000	824,712
RB (Sutter Health) Series 2011A	6.00%	08/15/42 (c)(e)	875,000	923,676
RB (Sutter Health) Series 2012A	5.00%	08/15/26 (c)	2,730,000	3,033,057
RB (The Redwoods) Series 2013	4.00%	11/15/19 (b)	150,000	151,949
RB (The Redwoods) Series 2013	4.00%	11/15/20 (b)	125,000	130,171
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/29 (b)(c)	300,000	379,926
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/30 (b)(c)	235,000	295,395
RB (Viamonte Sr Living 1 Project) Series 2018A	5.00%	07/01/32 (b)(c)	900,000	1,119,762
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/35 (b)(c)	275,000	304,824
RB (Viamonte Sr Living 1 Project) Series 2018A	4.00%	07/01/36 (b)(c)	425,000	472,464
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/29 (c)	555,000	658,408
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (c)	1,250,000	1,462,600
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	320,682
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (c)	440,000	482,508
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	589,061
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	441,252
Transportation RB COP Series 2018	5.00%	12/01/33 (c)	1,075,000	1,336,623
Transportation RB COP Series 2018	5.00%	12/01/36 (c)	1,475,000	1,815,740
Transportation RB COP Series 2018	5.00%	12/01/41 (c)	2,565,000	3,105,676
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (c)(e)	1,300,000	1,551,186
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22	165,000	183,645
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (c)	1,060,000	1,275,901
Colton Jt USD
GO Refunding Bonds Series 2016	5.00%	02/01/32 (c)	635,000	752,761
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/28 (c)	3,195,000	3,725,753
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (c)	250,000	311,493
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (c)	500,000	616,000
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (c)	750,000	916,200

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Contra Costa CCD
GO Bonds Series 2014A	4.00%	08/01/26 (c)	125,000	141,335
GO Refunding Bonds Series 2011	5.00%	08/01/22 (c)	975,000	1,053,897
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (c)	1,130,000	1,299,907
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/22	145,000	161,481
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	842,450
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (c)	415,000	468,689
GO Bonds Series 2018	5.00%	08/01/38 (c)	500,000	564,160
GO Bonds Series 2018	5.00%	08/01/43 (c)	2,500,000	2,819,900
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	277,931
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	303,905
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	323,380
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (c)	475,000	568,414
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	499,563
Special Tax RB Series 2015	5.00%	09/01/23	775,000	884,624
Fair Oaks Recreation & Park District
GO Bonds Series 2019	5.00%	08/01/48 (c)	1,840,000	2,240,108
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (c)(d)	1,000,000	313,520
GO Refunding Bonds Series 2014	5.00%	08/01/23	900,000	1,038,672
Fremont UHSD
GO Bonds Series 2019A	5.00%	08/01/26 (f)	500,000	629,565
GO Bonds Series 2019A	5.00%	08/01/27 (f)	1,095,000	1,411,707
GO Bonds Series 2019B	5.00%	08/01/26 (f)	600,000	755,478
GO Bonds Series 2019B	5.00%	08/01/27 (f)	750,000	966,922
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,028,015
Lease Refunding RB Series 2017A	5.00%	04/01/28 (c)	1,415,000	1,734,931
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (c)(d)	1,120,000	690,480
GO Bonds Series 2016A	0.00%	08/01/34 (c)(d)	1,900,000	1,112,260
GO Bonds Series 2016A	0.00%	08/01/35 (c)(d)	1,280,000	712,013
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,363,200
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	2,013,668
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/22	375,000	423,176
Refunding COP Series 2014A	5.00%	12/01/24 (c)	900,000	1,041,669
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	898,736
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (c)	730,000	879,497
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	474,648
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	216,419

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding Bonds Series 2017	5.00%	04/01/28 (c)	230,000	283,132
Refunding Bonds Series 2017	5.00%	04/01/32 (c)	1,100,000	1,323,091
Refunding Bonds Series 2017	5.00%	04/01/34 (c)	1,215,000	1,449,714
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,195,499
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30 (c)(e)	1,000,000	1,045,250
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	753,463
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (c)	2,430,000	2,951,842
Independent Cities Finance Auth
Refunding RB Series 2019	4.25%	05/15/25	780,000	867,750
Refunding RB Series 2019	4.25%	05/15/26	810,000	912,530
Refunding RB Series 2019	5.00%	05/15/48 (c)	2,000,000	2,339,900
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,230,391
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (c)	1,250,000	1,485,112
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	609,445
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	621,855
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (c)	1,035,000	1,222,832
GO Bonds Series B	5.00%	08/01/30 (c)	100,000	119,034
GO Bonds Series B	5.00%	08/01/31 (c)	200,000	236,226
GO Bonds Series B	5.00%	08/01/32 (c)	200,000	235,126
GO Bonds Series B	5.00%	08/01/33 (c)	225,000	263,840
GO Bonds Series B	5.00%	08/01/35 (c)	300,000	349,488
GO Bonds Series B	5.00%	08/01/36 (c)	200,000	232,386
GO Bonds Series B	5.00%	08/01/37 (c)	770,000	890,551
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/19	475,000	479,190
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,461,796
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (c)	1,500,000	1,830,240
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (c)	1,000,000	1,078,710
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,575,193
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (c)	820,000	997,227
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,124,624
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20 (a)	4,450,000	4,615,762
TRAN Series 2018	4.00%	06/27/19	5,000,000	5,008,700
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22	440,000	475,816
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33 (c)(e)	1,545,000	1,556,541

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,636,461
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (c)	3,880,000	4,610,332
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	750,000	834,367
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	1,000,000	1,144,110
Los Angeles Dept of Airports
Sub RB Series 2010B	5.00%	05/15/21 (c)	30,000	31,120
Los Angeles Dept of Water & Power
Power System RB Series 2012A	5.00%	07/01/29 (c)	215,000	239,162
Power System RB Series 2015A	5.00%	07/01/30 (c)	5,515,000	6,567,703
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (c)	1,450,000	1,689,119
Refunding RB Series 2011B	5.00%	08/01/24 (c)	1,000,000	1,080,470
Refunding RB Series 2015A	5.00%	08/01/26 (c)	850,000	1,034,033
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/30 (c)	650,000	748,650
Lease RB Series 2014A	5.00%	05/01/31 (c)	1,100,000	1,270,148
Lease RB Series 2014A	5.00%	05/01/32 (c)	2,635,000	3,038,524
Los Angeles USD
GO Bonds Series 2018-B1	5.00%	07/01/36 (c)	3,810,000	4,649,572
GO Refunding Bonds Series 2017A	5.00%	07/01/27	5,150,000	6,501,566
Refunding COP Series 2012A	5.00%	10/01/20	2,015,000	2,110,672
Los Gatos
COP 2010	5.00%	08/01/21 (c)	500,000	507,920
Los Osos Community Facilities District Wastewater Assessment #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	777,053
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	883,405
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (c)	2,205,000	2,661,678
Malibu
COP Series 2009A	5.00%	07/01/20 (c)(e)	75,000	75,209
Mono Cnty
COP 2018A	5.00%	10/01/48 (c)	2,800,000	3,252,872
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	907,046
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19	420,000	422,524
RB Series 2011A	5.00%	08/01/20	200,000	208,690
RB Series 2011A	5.00%	08/01/21	550,000	590,958
RB Series 2011A	5.75%	08/01/40 (c)	700,000	759,332
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (c)	1,000,000	1,102,010
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (c)	620,000	734,074
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19	3,050,000	3,075,650
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20	1,900,000	1,980,978

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	554,040
GO Bonds Series 2015A	5.00%	08/01/23	700,000	798,070
GO Bonds Series 2015A	5.00%	08/01/24	600,000	701,862
GO Bonds Series 2015A	5.00%	08/01/25	150,000	179,727
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (c)	2,000,000	2,377,360
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (c)	250,000	314,215
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (c)	500,000	624,230
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (c)	660,000	813,754
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (c)	350,000	429,062
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (c)	725,000	885,863
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (c)	525,000	639,009
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	715,746
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	275,204
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (c)	2,000,000	2,305,540
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (c)	1,250,000	1,543,837
Lease Refunding RB Series 2018	5.00%	06/01/34 (c)	1,235,000	1,514,839
Lease Refunding RB Series 2018	5.00%	06/01/35 (c)	770,000	941,217
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	571,755
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,060,152
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (c)	1,365,000	1,623,176
GO Bonds Series D	5.00%	08/01/32 (c)	1,490,000	1,767,036
GO Bonds Series D	5.00%	08/01/33 (c)	1,685,000	2,000,752
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (c)	1,030,000	1,270,402
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (c)	2,500,000	3,057,425
Palo Alto
COP (California Avenue Parking Garage) Series 2019	5.00%	11/01/37 (c)	1,000,000	1,235,990
COP (California Avenue Parking Garage) Series 2019A	5.00%	11/01/44 (c)	3,000,000	3,641,130
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (c)	450,000	570,847
GO Bonds Series 2006D	5.00%	08/01/31 (c)	400,000	497,868
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (c)(d)	1,425,000	867,754
GO Bonds Series 2019B	4.00%	08/01/48 (c)	1,250,000	1,347,737
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (c)	600,000	720,114
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (c)	350,000	441,095
Lease Refunding RB Series 2016	5.25%	09/01/33 (c)	800,000	976,952
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (c)	770,000	948,948
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (e)	455,000	512,894

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Reedley
Water Refunding RB Series 2017	4.00%	09/01/24	495,000	558,419
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	651,483
Water Refunding RB Series 2017	5.00%	09/01/26	570,000	703,699
Riverside CCD
GO Bonds Series 2015E	0.00%	08/01/29 (c)(d)	735,000	531,273
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (c)(e)	710,000	821,143
Riverside County Public Finance Auth
Tax Allocation RB (Area #1, Desert Communities & I-215 Corridor) Series 2015A	5.00%	11/01/25	1,200,000	1,469,952
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (c)	200,000	229,542
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (c)	1,000,000	1,131,490
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (c)(e)	1,000,000	1,073,150
San Benito HSD
GO Bonds Series 2018	0.00%	08/01/40 (c)(d)	1,000,000	452,630
GO Bonds Series 2018	0.00%	08/01/41 (c)(d)	1,000,000	432,740
GO Bonds Series 2018	0.00%	08/01/42 (c)(d)	1,000,000	413,730
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36 (c)(e)	1,675,000	1,811,311
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	821,027
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	645,447
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	420,396
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (c)	1,000,000	1,195,760
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	4.25%	03/01/20 (e)	800,000	818,008
Lease Refunding RB Series 2010A	5.00%	09/01/20 (e)	745,000	779,777
Sr Sewer Refunding RB Series 2015	5.00%	05/15/25	2,000,000	2,433,720
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	332,943
Refunding RB Series 2013A	5.00%	09/01/23	550,000	627,308
Refunding RB Series 2013A	5.00%	09/01/25 (c)	545,000	618,967
San Diego USD
GO Bonds Series 2017K-2	0.00%	07/01/33 (c)(d)	1,090,000	705,720
GO Refunding Bonds Series 2005C2	5.50%	07/01/21	1,390,000	1,513,627
San Francisco
COP Series 2009A	5.00%	04/01/21 (c)	3,325,000	3,334,443
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21	450,000	486,482
Refunding RB Series 2012A	5.00%	05/01/26 (c)	290,000	320,351
San Francisco Public Utilities Commission
Water RB Series 2011A	5.00%	11/01/20	2,360,000	2,486,213
Water RB Series 2017A	5.00%	11/01/36 (c)	2,000,000	2,322,160
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	306,181
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (c)	150,000	179,661
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (c)	165,000	197,444
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (c)	305,000	363,450
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (c)	430,000	510,272

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (c)	1,205,000	1,463,159
GO Bonds Series 2017	5.00%	08/01/36 (c)	925,000	1,117,150
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	373,405
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	383,663
San Jose
Airport Refunding RB Series 2014C	5.00%	03/01/30 (c)	440,000	506,801
San Luis Obispo Cnty CCD
GO Bonds Series 2014A	5.00%	08/01/27 (c)	60,000	72,674
GO Bonds Series B	5.00%	08/01/33 (c)	300,000	376,563
San Mateo Cnty CCD
GO Bonds Series 2006B	0.00%	09/01/26 (d)	5,000,000	4,397,350
GO Refunding Bonds Series 2018	5.00%	09/01/38 (c)(f)	1,000,000	1,266,300
Go Refunding Bonds Series 2018	5.00%	09/01/39 (c)(f)	1,045,000	1,319,720
GO Refunding Bonds Series 2018	5.00%	09/01/40 (c)(f)	1,150,000	1,444,078
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/28 (f)	225,000	296,190
Wastewater RB Series 2019	5.00%	08/01/29 (f)	1,310,000	1,753,409
Wastewater RB Series 2019	5.00%	08/01/30 (c)(f)	1,000,000	1,324,220
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/22	165,000	183,374
Lease RB Series 2014	3.00%	08/01/24	175,000	188,330
Lease RB Series 2014	5.00%	08/01/25 (c)	175,000	206,040
Lease RB Series 2014	5.00%	08/01/26 (c)	165,000	192,388
Lease RB Series 2014	5.00%	08/01/27 (c)	320,000	371,222
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36 (c)(e)	900,000	912,195
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (c)	820,000	881,164
Lease RB Series 2018	5.00%	07/01/33 (c)	500,000	617,215
Lease RB Series 2018	5.00%	07/01/35 (c)	575,000	703,150
Lease RB Series 2018	5.00%	07/01/38 (c)	175,000	211,626
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/19	75,000	75,463
GO Bonds Series D	5.00%	08/01/39 (c)	1,000,000	1,132,750
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (c)	250,000	302,090
GO Bonds Series 2018C	5.00%	08/01/35 (c)	300,000	361,272
GO Bonds Series 2018C	5.00%	08/01/36 (c)	900,000	1,080,972
Shasta UHSD
GO Bonds series 2018	5.25%	08/01/43 (c)	1,000,000	1,215,580
South Bay USD
GO Bonds Series 2012B	0.00%	08/01/35 (c)(d)	250,000	146,853
GO Bonds Series 2012B	0.00%	08/01/37 (c)(d)	450,000	242,582
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21 (a)	4,505,000	4,653,575
Water Refunding RB Series 2016A	5.00%	07/01/34 (c)	390,000	467,279
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25 (c)	2,375,000	2,470,024

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	689,636
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	732,565
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	776,846
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	823,032
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (c)(e)	950,000	1,046,425
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (c)	3,000,000	3,266,100
Upland
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21	1,740,000	1,836,326
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32 (c)(e)	1,875,000	2,022,544
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,345,176
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	386,966
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	556,952
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (c)	595,000	727,257
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (c)	635,000	768,223
Yuba CCD
GO Bonds Series 2006C	0.00%	08/01/38 (d)	5,055,000	2,839,090
Total Fixed-Rate Obligations
(Cost $373,642,956)				393,264,453

Variable-Rate Obligations 11.4% of net assets
CALIFORNIA 11.4%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	2.32%	04/01/45 (c)	5,000,000	5,071,650
Toll Bridge RB Series 2014E	2.00%	04/01/34 (c)(g)	500,000	502,150
Toll Bridge RB Series 2017H	2.13%	04/01/53 (c)(g)	3,000,000	3,064,140
Toll Bridge RB Series 2018A	2.63%	04/01/45 (c)(g)	3,000,000	3,179,910
California
GO Bonds	3.00%	12/01/32 (c)(g)	3,200,000	3,203,808
GO Bonds Series 2004B3	1.23%	05/01/34 (b)(c)(h)	5,130,000	5,130,000
GO Bonds Series 2013B
(SIFMA Municipal Swap Index + 0.38%)	1.80%	12/01/27 (a)(c)	9,000,000	9,009,900
GO Bonds Series 2013E
(SIFMA Municipal Swap Index + 0.43%)	1.85%	12/01/29 (c)	3,250,000	3,261,343
GO Refunding Bonds Series 2012B
(SIFMA Municipal Swap Index + 1.15%)	2.57%	05/01/20 (c)	1,000,000	1,003,870
California Dept of Water Resources
Water System RB Series AT
(SIFMA Municipal Swap Index + 0.37%)	1.79%	12/01/35 (c)	3,000,000	3,000,750
California Health Facilities Financing Auth
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (c)(g)	950,000	1,057,673
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	1.67%	07/01/46 (c)	2,450,000	2,448,089

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Los Angeles
M/F Housing RB (Jordan Downs Phase 1B Apts) Series 2018A2	2.08%	01/01/22 (b)(c)(g)	2,800,000	2,820,132
Sacramento Housing Auth
M/F Housing RB (Imperial Tower) Series 2018C	2.15%	12/01/21 (b)(c)(g)	3,000,000	3,014,100
Southern California Metropolitan Water District
Water RB Series 2017A	1.24%	07/01/47 (b)(c)(h)	800,000	800,000
Water Refunding RB Series 2018A2	1.25%	07/01/37 (b)(c)(h)	3,470,000	3,470,000
Total Variable-Rate Obligations
(Cost $49,733,827)				50,037,515
(a)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(d)	Zero coupon bond.
(e)	Refunded bond.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(h)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

CCD –	Community college district
COP –	Certificate of participation
GO –	General obligation
HSD –	High school district
RB –	Revenue bond
SD –	School district
S/F –	Single-family
SIFMA –	Securities Industry and Financial Markets Association
TRAN –	Tax and revenue anticipation note
UHSD –	Union high school district
USD –	Unified school district
VRDN –	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$393,264,453	$—	$393,264,453
Variable-Rate Obligations[1]	—	50,037,515	—	50,037,515
Total	$—	$443,301,968	$—	$443,301,968
[1]	As categorized in Portfolio Holdings.

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Tax-Free Bond Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG89446MAY19